RETIREMENT BENEFIT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Movements in the defined benefit obligation [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of Movements in Defined Benefit Obligation
	2019	2018
	£m	£m
Movements in the defined benefit obligation
At 1 January	(41,092)	(44,384)
Current service cost	(201)	(261)
Interest expense	(1,172)	(1,130)
Remeasurements:
Actuarial losses – experience	(29)	(439)
Actuarial (losses) gains – demographic assumptions	471	(201)
Actuarial gains (losses) – financial assumptions	(5,400)	2,347
Benefits paid	2,174	3,079
Past service cost	(44)	(108)
Curtailments	–	(12)
Settlements	17	17
Exchange and other adjustments	35	–
At 31 December	(45,241)	(41,092)

Defined Benefit Obligation, Category [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	2019	2018
	£m	£m
Analysis of the defined benefit obligation:
Active members	(6,413)	(6,448)
Deferred members	(16,058)	(14,208)
Pensioners	(21,032)	(18,885)
Dependants	(1,738)	(1,551)
	(45,241)	(41,092)

Changes in the fair value of scheme assets [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of analysis of present value of defined benefit obligation that distinguishes nature, characteristics and risks [text block]
	2019	2018
	£m	£m
Changes in the fair value of scheme assets
At 1 January	42,238	44,893
Return on plan assets excluding amounts included in interest income	3,531	(1,558)
Interest income	1,220	1,152
Employer contributions	1,062	863
Benefits paid	(2,174)	(3,079)
Settlements	(18)	(18)
Administrative costs paid	(43)	(41)
Exchange and other adjustments	(25)	26
At 31 December	45,791	42,238

Composition of Scheme Assets [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of claims and benefits paid [text block]
	2019			2018
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m
Equity instruments	555	39	594	637	222	859
Debt instruments[1]:
Fixed interest government bonds	8,893	–	8,893	7,449	–	7,449
Index-linked government bonds	18,207	–	18,207	16,477	–	16,477
Corporate and other debt securities	10,588	–	10,588	8,813	–	8,813
Asset-backed securities	–	–	–	138	–	138
	37,688	–	37,688	32,877	–	32,877
Property	–	158	158	–	556	556
Pooled investment vehicles	4,773	10,585	15,358	4,578	10,494	15,072
Money market instruments, cash, derivatives and other assets and liabilities	204	(8,211)	(8,007)	(283)	(6,843)	(7,126)
At 31 December	43,220	2,571	45,791	37,809	4,429	42,238
1	Of the total debt instruments, £33,134 million (31 December 2018: £29,033 million) were investment grade (credit ratings equal to or better than ‘BBB’).

Composition of Pension Scheme Pooled Investment Vechiles [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]	The pension schemes’ pooled investment vehicles comprise:

	2019	2018
	£m	£m
Equity funds	2,429	2,329
Hedge and mutual funds	2,886	2,487
Liquidity funds	1,126	2,329
Bond and debt funds	971	313
Other	7,946	7,614
At 31 December	15,358	15,072

Actuarial and Financial Assumptions [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]	The principal actuarial and financial assumptions used in valuations of the defined benefit pension schemes were as follows:

	2019	2018
	%	%
Discount rate	2.05	2.90
Rate of inflation:
Retail Prices Index	2.94	3.20
Consumer Price Index	1.99	2.15
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.57	2.73

Defined Benefit Plan Member Life Expectancy [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	2019	2018
	Years	Years
Life expectancy for member aged 60, on the valuation date:
Men	27.5	27.8
Women	29.2	29.4
Life expectancy for member aged 60, 15 years after the valuation date:
Men	28.5	28.8
Women	30.3	30.6

Change in Assumptions for Defined Benefit Plans [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	Effect of reasonably possible alternative assumptions
	Increase (decrease) in the income statement charge		(Increase) decrease in the net defined benefit pension scheme surplus
	2019	2018	2019	2018
	£m	£m	£m	£m
Inflation (including pension increases):[1]
Increase of 0.1 per cent	12	14	467	410
Decrease of 0.1 per cent	(12)	(14)	(460)	(395)
Discount rate:[2]
Increase of 0.1 per cent	(20)	(27)	(763)	(670)
Decrease of 0.1 per cent	21	25	784	686
Expected life expectancy of members:
Increase of one year	40	43	1,636	1,299
Decrease of one year	(39)	(42)	(1,575)	(1,257)

1	At 31 December 2019, the assumed rate of RPI inflation is 2.94 per cent and CPI inflation 1.99 per cent (2018: RPI 3.20 per cent and CPI 2.15 per cent).

2	At 31 December 2019, the assumed discount rate is 2.05 per cent (2018: 2.90 per cent).

Weighted Average Duration of Defined Benefit Obligations [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]	The following table provides information on the weighted average duration of the defined benefit pension obligations and the distribution and timing of benefit payments:

	2019 Years	2018 Years
Duration of the defined benefit obligation	18	18

Defined Benefit Obligation, Maturity Analysis [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	2019	2018
	£m	£m
Maturity analysis of benefits expected to be paid:
Within 12 months	1,274	1,225
Between 1 and 2 years	1,373	1,299
Between 2 and 5 years	4,455	4,303
Between 5 and 10 years	8,426	8,305
Between 10 and 15 years	9,229	9,416
Between 15 and 25 years	17,400	18,417
Between 25 and 35 years	13,999	15,631
Between 35 and 45 years	8,291	9,924
In more than 45 years	3,160	4,270

Movements in Other Post-Retirement Benefit Obligations [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]	Movements in the other post-retirement benefits obligation:

	2019	2018
	£m	£m
At 1 January	(124)	(144)
Actuarial (losses) gains	(6)	18
Insurance premiums paid	7	5
Charge for the year	(4)	(4)
Exchange and other adjustments	1	1
At 31 December	(126)	(124)

Consolidated Income Statement [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of claims and benefits paid [text block]	The expense recognised in the income statement for the year ended 31 December comprises:

	2019	2018	2017
	£m	£m	£m
Current service cost	201	261	295
Net interest amount	(48)	(22)	(1)
Past service credits and curtailments	–	12	10
Settlements	1	1	3
Past service cost – plan amendments	44	108	14
Plan administration costs incurred during the year	43	41	41
Total defined benefit pension expense	241	401	362

Consolidated Income Statement [Member] | Defined Benefit Schemes [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	2019	2018	2017
	£m	£m	£m
Charge to the income statement
Defined benefit pension schemes	241	401	362
Other post-retirement benefit schemes	4	4	7
Total defined benefit schemes	245	405	369
Defined contribution pension schemes	287	300	256
Total charge to the income statement (note 11)	532	705	625

Consolidated Balance Sheet [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of analysis of present value of defined benefit obligation that distinguishes nature, characteristics and risks [text block]
	2019	2018
	£m	£m
Amount included in the balance sheet
Present value of funded obligations	(45,241)	(41,092)
Fair value of scheme assets	45,791	42,238
Net amount recognised in the balance sheet	550	1,146

Consolidated Balance Sheet [Member] | Defined Benefit Schemes [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of claims and benefits paid [text block]	The total amount recognised in the balance sheet relates to:

	2019	2018
	£m	£m
Defined benefit pension schemes	550	1,146
Other post-retirement benefit schemes	(126)	(124)
Total amounts recognised in the balance sheet	424	1,022

Consolidated Balance Sheet [Member] | Defined Benefit Assets and Obligations [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of claims and benefits paid [text block]
	2019	2018
	£m	£m
Amounts recognised in the balance sheet
Retirement benefit assets	681	1,267
Retirement benefit obligations	(257)	(245)
Total amounts recognised in the balance sheet	424	1,022

Consolidated Balance Sheet [Member] | Net amount recognised in the balance sheet [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of analysis of present value of defined benefit obligation that distinguishes nature, characteristics and risks [text block]

	2019	2018
	£m	£m
Net amount recognised in the balance sheet
At 1 January	1,146	509
Net defined benefit pension charge	(241)	(401)
Actuarial gains (losses) on defined benefit obligation	(4,958)	1,707
Return on plan assets	3,531	(1,558)
Employer contributions	1,062	863
Exchange and other adjustments	10	26
At 31 December	550	1,146